RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 17  RELATED PARTY TRANSACTIONS

At December 31, 2015 and 2014, the Corporation had loan commitments outstanding to executive officers, directors, significant stockholders and their affiliates (related parties). In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectability or present other unfavorable features. Such loans are summarized below.

2015
(In thousands)
Aggregate balance – January 1	$2,006
New loans and advances	0
Change in status	0
Payments	(139)
Ending balance	$1,867

Deposit accounts of directors and executive officers of the Corporation totaled $5,337,000 and $5,260,000 at December 31, 2015 and 2014, respectively.